Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Aug. 03, 2026	Jul. 29, 2026	Jul. 30, 2026	Jul. 31, 2026	Jul. 07, 2026	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Cash						$ 2,020	$ 100
Disposal of major subsidiary [member]
IfrsStatementLineItems [Line Items]
Debt related amount			$ 230,000
Principal amount			28,800
Debt principal amount settlement			$ 16,500
Stock issued			165,000
Cash			$ 12,300
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Cash received		$ 17,500		$ 17,500	$ 970
Unpaid amount						$ 53,300
Share issuance						1.0
Conversion price amount		$ 50,000
Conversion price		$ 7.50
Settlement of debt	$ 16,500	$ 16,500
Outstanding fund remaining		$ 16,000
Principal amount	28,800
Cash repaid	$ 12,300